Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 2,403,098	$ 1,490,369	$ 295,514	$ 520,401
Restricted cash	419,447	717,388
Flight equipment held for operating leases, net	32,219,494	31,984,668	8,085,947
Maintenance rights intangible and lease premium, net	3,139,045	3,906,026
Flight equipment held for sale	71,055	14,082
Net investment in finance and sales-type leases	469,198	347,091
Prepayments on flight equipment	3,300,426	3,486,514	223,815
Investments including investments in subsidiaries	114,711	115,554
Other assets	1,163,723	1,047,092
Total Assets	43,914,479	43,867,380
Liabilities and Equity
Debt	29,806,843	30,402,392
Total Liabilities	35,488,670	35,924,832
Total AerCap Holdings N.V. Shareholders' equity	8,348,963	7,863,777
Non-controlling interest	76,846	78,771
Total Equity	8,425,809	7,942,548	2,429,232	2,122,906
Total Liabilities and Equity	43,914,479	43,867,380
AerCap Aviation Notes [Member]
Assets
Cash and cash equivalents	2,403,000	1,490,000	296,000	520,000
Restricted cash	419,000	717,000
Flight equipment held for operating leases, net	32,219,000	31,985,000
Maintenance rights intangible and lease premium, net	3,139,000	3,906,000
Flight equipment held for sale	71,000	14,000
Net investment in finance and sales-type leases	469,000	347,000
Prepayments on flight equipment	3,300,000	3,487,000
Investments including investments in subsidiaries	115,000	116,000
Other assets	1,779,000	1,805,000
Total Assets	43,914,000	43,867,000
Liabilities and Equity
Debt	29,807,000	30,402,000
Other liabilities	5,681,000	5,522,000
Total Liabilities	35,488,000	35,924,000
Total AerCap Holdings N.V. Shareholders' equity	8,349,000	7,864,000
Non-controlling interest	77,000	79,000
Total Equity	8,426,000	7,943,000
Total Liabilities and Equity	43,914,000	43,867,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Assets
Investments including investments in subsidiaries	(11,675,000)	(10,200,000)
Intercompany receivables	(10,860,000)	(11,446,000)
Total Assets	(22,535,000)	(21,646,000)
Liabilities and Equity
Intercompany payables	(10,860,000)	(11,446,000)
Total Liabilities	(10,860,000)	(11,446,000)
Total AerCap Holdings N.V. Shareholders' equity	(11,675,000)	(10,200,000)
Total Equity	(11,675,000)	(10,200,000)
Total Liabilities and Equity	(22,535,000)	(21,646,000)
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents	14,000	7,000		1,000
Investments including investments in subsidiaries	8,290,000	7,902,000
Intercompany receivables	46,000	534,000
Other assets	61,000	18,000
Total Assets	8,411,000	8,461,000
Liabilities and Equity
Intercompany payables	4,000	575,000
Other liabilities	58,000	22,000
Total Liabilities	62,000	597,000
Total AerCap Holdings N.V. Shareholders' equity	8,349,000	7,864,000
Total Equity	8,349,000	7,864,000
Total Liabilities and Equity	8,411,000	8,461,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Assets
Intercompany receivables	5,000	260,000
Other assets	2,000	3,000
Total Assets	7,000	263,000
Liabilities and Equity
Debt	300,000	300,000
Intercompany payables		1,000
Other liabilities	2,000
Total Liabilities	302,000	301,000
Total AerCap Holdings N.V. Shareholders' equity	(295,000)	(38,000)
Total Equity	(295,000)	(38,000)
Total Liabilities and Equity	7,000	263,000
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Assets
Cash and cash equivalents	1,193,000	816,000	140,000	163,000
Restricted cash	18,000	7,000
Flight equipment held for operating leases, net	1,034,000	568,000
Maintenance rights intangible and lease premium, net	80,000	3,000
Net investment in finance and sales-type leases	22,000	25,000
Prepayments on flight equipment		2,000
Investments including investments in subsidiaries	3,385,000	2,298,000
Intercompany receivables	6,157,000	6,397,000
Other assets	378,000	229,000
Total Assets	12,267,000	10,345,000
Liabilities and Equity
Debt	78,000	111,000
Intercompany payables	4,525,000	3,749,000
Other liabilities	184,000	77,000
Total Liabilities	4,787,000	3,937,000
Total AerCap Holdings N.V. Shareholders' equity	7,480,000	6,408,000
Total Equity	7,480,000	6,408,000
Total Liabilities and Equity	12,267,000	10,345,000
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents	1,196,000	667,000	$ 156,000	$ 356,000
Restricted cash	401,000	710,000
Flight equipment held for operating leases, net	31,185,000	31,417,000
Maintenance rights intangible and lease premium, net	3,059,000	3,903,000
Flight equipment held for sale	71,000	14,000
Net investment in finance and sales-type leases	447,000	322,000
Prepayments on flight equipment	3,300,000	3,485,000
Investments including investments in subsidiaries	115,000	116,000
Intercompany receivables	4,652,000	4,255,000
Other assets	1,338,000	1,555,000
Total Assets	45,764,000	46,444,000
Liabilities and Equity
Debt	29,429,000	29,991,000
Intercompany payables	6,331,000	7,121,000
Other liabilities	5,437,000	5,423,000
Total Liabilities	41,197,000	42,535,000
Total AerCap Holdings N.V. Shareholders' equity	4,490,000	3,830,000
Non-controlling interest	77,000	79,000
Total Equity	4,567,000	3,909,000
Total Liabilities and Equity	$ 45,764,000	$ 46,444,000